UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06279

Harris Associates Investment Trust
(Exact name of registrant as specified in charter)

Two North LaSalle Street, Suite 500 Chicago, Illinois		60602-3790
(Address of principal executive offices)		(Zip code)

Kristi L. Rowsell Harris Associates L.P. Two North LaSalle Street, #500 Chicago, Illinois 60602		Paulita A. Pike K&L Gates LLP Three First National Plaza, #3100 Chicago, Illinois 60602
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 621-0600

Date of fiscal year end:	9/30/14

Date of reporting period:	12/31/13

Item 1. Schedule of Investments.

Oakmark Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.2%
FINANCIALS — 24.1%
DIVERSIFIED FINANCIALS — 14.8%
Bank of America Corp.	23,950	$372,902
Other Diversified Financial Services
Capital One Financial Corp.	3,753	287,502
Consumer Finance
Franklin Resources, Inc.	4,740	273,640
Asset Management & Custody Banks
JPMorgan Chase & Co.	4,495	262,868
Other Diversified Financial Services
The Goldman Sachs Group, Inc.	1,213	215,016
Investment Banking & Brokerage
State Street Corp.	2,800	205,492
Asset Management & Custody Banks
Bank of New York Mellon Corp.	5,260	183,771
Asset Management & Custody Banks
		1,801,191
INSURANCE — 7.5%
American International Group, Inc.	5,295	270,310
Multi-line Insurance
Principal Financial Group, Inc.	4,429	218,409
Life & Health Insurance
Aflac, Inc.	3,210	214,428
Life & Health Insurance
Aon PLC (b)	2,500	209,725
Insurance Brokers
		912,872
BANKS — 1.8%
Wells Fargo & Co.	4,820	218,828
Diversified Banks
		2,932,891
INFORMATION TECHNOLOGY — 20.6%
SOFTWARE & SERVICES — 10.1%
Oracle Corp.	7,080	270,881
Systems Software
MasterCard, Inc., Class A	313	261,499
Data Processing & Outsourced Services
Microsoft Corp.	5,920	221,586
Systems Software
Google, Inc., Class A (a)	179	200,607
Internet Software & Services
Visa, Inc., Class A	740	164,783
Data Processing & Outsourced Services
Automatic Data Processing, Inc.	1,430	115,558
Data Processing & Outsourced Services
		1,234,914
TECHNOLOGY HARDWARE & EQUIPMENT — 5.5%
TE Connectivity, Ltd. (b)	4,686	258,226
Electronic Manufacturing Services
Apple, Inc.	381	213,783
Computer Hardware
QUALCOMM, Inc.	2,600	193,050
Communications Equipment
		665,059
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 5.0%
Intel Corp.	9,550	247,918
Semiconductors
Texas Instruments, Inc.	5,465	239,968
Semiconductors
Applied Materials, Inc.	7,160	126,660
Semiconductor Equipment
		614,546
		2,514,519
CONSUMER DISCRETIONARY — 16.0%
MEDIA — 5.7%
DIRECTV (a)	3,739	258,339
Cable & Satellite
Omnicom Group, Inc.	3,171	235,846
Advertising
Comcast Corp., Class A	3,940	196,527
Cable & Satellite
		690,712
AUTOMOBILES & COMPONENTS — 4.4%
Delphi Automotive PLC (b)	3,984	239,558
Auto Parts & Equipment
General Motors Co. (a)	5,300	216,611
Automobile Manufacturers
Harley-Davidson, Inc.	1,102	76,302
Motorcycle Manufacturers
		532,471
RETAILING — 4.3%
Liberty Interactive Corp., Class A (a)	8,370	245,650
Catalog Retail
The Home Depot, Inc.	1,957	161,098
Home Improvement Retail
Kohl’s Corp.	2,042	115,878
Department Stores
		522,626
CONSUMER SERVICES — 1.6%
McDonald’s Corp.	2,089	202,696
Restaurants
		1,948,505
INDUSTRIALS — 11.2%
CAPITAL GOODS — 7.6%
Illinois Tool Works, Inc.	3,060	257,285
Industrial Machinery
Parker Hannifin Corp.	1,875	241,200
Industrial Machinery
3M Co.	1,643	230,431
Industrial Conglomerates

	Shares	Value
Cummins, Inc.	1,380	$194,538
Construction & Farm Machinery & Heavy Trucks
		923,454
TRANSPORTATION — 3.6%
FedEx Corp.	2,100	301,917
Air Freight & Logistics
Union Pacific Corp.	850	142,800
Railroads
		444,717
		1,368,171
HEALTH CARE — 9.7%
HEALTH CARE EQUIPMENT & SERVICES — 6.6%
UnitedHealth Group, Inc.	3,460	260,538
Managed Health Care
Medtronic, Inc.	4,385	251,655
Health Care Equipment
Covidien PLC (b)	2,708	184,415
Health Care Equipment
Baxter International, Inc.	1,523	105,925
Health Care Equipment
		802,533
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.1%
Forest Laboratories, Inc. (a)	4,950	297,148
Pharmaceuticals
Merck & Co., Inc.	1,587	79,406
Pharmaceuticals
		376,554
		1,179,087
ENERGY — 9.3%
Apache Corp.	2,600	223,444
Oil & Gas Exploration & Production
Exxon Mobil Corp.	2,167	219,300
Integrated Oil & Gas
Halliburton Co.	3,950	200,462
Oil & Gas Equipment & Services
Devon Energy Corp.	3,202	198,108
Oil & Gas Exploration & Production
National Oilwell Varco, Inc.	2,300	182,919
Oil & Gas Equipment & Services
Cenovus Energy, Inc. (b)	3,930	112,595
Integrated Oil & Gas
		1,136,828
CONSUMER STAPLES — 3.3%
FOOD, BEVERAGE & TOBACCO — 2.5%
Unilever PLC (c)	4,383	180,580
Packaged Foods & Meats
Nestle SA (c)	1,700	125,103
Packaged Foods & Meats
		305,683
FOOD & STAPLES RETAILING — 0.8%
Wal-Mart Stores, Inc.	1,265	99,543
Hypermarkets & Super Centers
		405,226
TOTAL COMMON STOCKS — 94.2% (Cost $7,047,156)		11,485,227

	Par Value	Value
SHORT TERM INVESTMENT— 5.2%
REPURCHASE AGREEMENT — 5.2%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $635,326, collateralized by Freddie Mac Discount Notes, 0.000%, due 12/02/14 - 12/04/14, aggregate value plus accrued interest of $627,310, by a United States Treasury Note, 2.625%, due 12/31/14, value plus accrued interest of $20,726 (Cost: $635,326)	$635,326	635,326
TOTAL SHORT TERM INVESTMENTS — 5.2% (Cost $635,326)		635,326
TOTAL INVESTMENTS — 99.4% (Cost $7,682,482)		12,120,553
Other Assets In Excess of Liabilities — 0.6%		71,547
TOTAL NET ASSETS — 100.0%		$12,192,100

(a)	Non-income producing security
(b)	Foreign domiciled corporation
(c)	Sponsored American Depositary Receipt

Oakmark Select Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.8%
FINANCIALS — 22.4%
DIVERSIFIED FINANCIALS — 17.1%
Bank of America Corp.	17,100	$266,247
Other Diversified Financial Services
Capital One Financial Corp.	3,450	264,305
Consumer Finance
JPMorgan Chase & Co.	3,800	222,224
Other Diversified Financial Services
		752,776
INSURANCE — 5.3%
American International Group, Inc.	4,605	235,095
Multi-line Insurance
		987,871
CONSUMER DISCRETIONARY — 21.4%
MEDIA — 8.6%
DIRECTV (a)	3,148	217,492
Cable & Satellite
Comcast Corp., Class A	3,250	162,110
Cable & Satellite
		379,602
AUTOMOBILES & COMPONENTS — 7.6%
TRW Automotive Holdings Corp. (a)	4,500	334,755
Auto Parts & Equipment
RETAILING — 5.2%
Liberty Interactive Corp., Class A (a)	7,800	228,930
Catalog Retail
		943,287
INFORMATION TECHNOLOGY — 20.9%
SOFTWARE & SERVICES — 10.4%
MasterCard, Inc., Class A	315	263,170
Data Processing & Outsourced Services
Oracle Corp.	5,200	198,952
Systems Software
		462,122
TECHNOLOGY HARDWARE & EQUIPMENT — 6.5%
TE Connectivity, Ltd. (b)	5,194	286,238
Electronic Manufacturing Services
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp.	6,447	167,364
Semiconductors
Texas Instruments, Inc.	200	8,782
Semiconductors
		176,146
		924,506
HEALTH CARE — 11.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 5.7%
Forest Laboratories, Inc. (a)	4,200	252,126
Pharmaceuticals
HEALTH CARE EQUIPMENT & SERVICES — 5.3%
Medtronic, Inc.	4,100	235,299
Health Care Equipment
		487,425
INDUSTRIALS — 8.1%
TRANSPORTATION — 4.7%
FedEx Corp.	1,450	208,466
Air Freight & Logistics
CAPITAL GOODS — 3.4%
Kennametal, Inc.	2,902	151,104
Industrial Machinery
		359,570
ENERGY — 6.6%
Apache Corp.	1,910	164,145
Oil & Gas Exploration & Production
Cenovus Energy, Inc. (b)	3,173	90,907
Integrated Oil & Gas
Newfield Exploration Co. (a)	1,407	34,665
Oil & Gas Exploration & Production
		289,717
UTILITIES — 4.4%
Calpine Corp. (a)	10,004	195,186
Independent Power Producers & Energy Traders
TOTAL COMMON STOCKS — 94.8% (Cost $2,386,678)		4,187,562

	Par Value	Value
SHORT TERM INVESTMENTS— 6.5%
REPURCHASE AGREEMENT — 6.5%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $287,064, collateralized by a Federal National Mortgage Association Bond, 0.500%, due 09/28/15, value plus accrued interest of $88,942, by United States Treasury Notes, 0.250% - 0.875%, due 10/31/15 - 08/31/17, aggregate value plus accrued interest of $203,864 (Cost: $287,064)	$287,064	287,064
TOTAL SHORT TERM INVESTMENTS — 6.5% (Cost $287,064)		287,064
TOTAL INVESTMENTS — 101.3% (Cost $2,673,742)		4,474,626
Liabilities In Excess of Other Assets — (1.3)%		(56,740)
TOTAL NET ASSETS — 100.0%		$4,417,886

(a)     Non-income producing security

(b)     Foreign domiciled corporation

Oakmark Equity and Income Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 69.6%
INDUSTRIALS — 15.4%
CAPITAL GOODS — 10.8%
Dover Corp.	6,887	$664,900
Industrial Machinery
General Dynamics Corp.	5,679	542,614
Aerospace & Defense
Rockwell Automation Inc.	3,455	408,243
Electrical Components & Equipment
Parker Hannifin Corp.	2,122	273,033
Industrial Machinery
Illinois Tool Works, Inc.	3,154	265,222
Industrial Machinery
Blount International, Inc. (a)	2,263	32,751
Industrial Machinery
Crane Co.	271	18,204
Industrial Machinery
		2,204,967
TRANSPORTATION — 4.4%
FedEx Corp.	4,016	577,403
Air Freight & Logistics
Union Pacific Corp.	1,776	298,284
Railroads
Atlas Air Worldwide Holdings, Inc. (a)	800	32,920
Air Freight & Logistics
		908,607
COMMERCIAL & PROFESSIONAL SERVICES — 0.2%
Herman Miller, Inc.	1,402	41,375
Office Services & Supplies
		3,154,949
CONSUMER DISCRETIONARY — 11.5%
AUTOMOBILES & COMPONENTS — 6.9%
General Motors Co. (a)	17,040	696,405
Automobile Manufacturers
BorgWarner, Inc.	6,457	361,033
Auto Parts & Equipment
Lear Corp. (b)	4,424	358,183
Auto Parts & Equipment
		1,415,621
RETAILING — 2.1%
Foot Locker, Inc. (b)	7,711	319,535
Apparel Retail
HSN, Inc.	1,740	108,380
Catalog Retail
		427,915
MEDIA — 2.0%
Scripps Networks Interactive, Inc., Class A	4,828	417,229
Broadcasting
CONSUMER DURABLES & APPAREL — 0.5%
Carter’s, Inc.	1,272	91,338
Apparel, Accessories & Luxury Goods
		2,352,103
CONSUMER STAPLES — 8.9%
FOOD, BEVERAGE & TOBACCO — 7.0%
Philip Morris International, Inc.	5,915	515,365
Tobacco
Nestle SA (c)	6,956	511,900
Packaged Foods & Meats
Diageo PLC (c)	3,124	413,733
Distillers & Vintners
		1,440,998
FOOD & STAPLES RETAILING — 1.9%
CVS Caremark Corp.	5,285	378,258
Drug Retail
		1,819,256
FINANCIALS — 8.6%
DIVERSIFIED FINANCIALS — 5.6%
Bank of America Corp.	38,426	598,291
Other Diversified Financial Services
TD Ameritrade Holding Corp.	12,006	367,876
Investment Banking & Brokerage
Bank of New York Mellon Corp.	5,406	188,902
Asset Management & Custody Banks
		1,155,069
INSURANCE — 2.1%
Principal Financial Group, Inc.	4,727	233,069
Life & Health Insurance
Aflac, Inc.	2,858	190,934
Life & Health Insurance
		424,003
BANKS — 0.9%
U.S. Bancorp	4,461	180,217
Diversified Banks
		1,759,289
ENERGY — 8.5%
National Oilwell Varco, Inc.	6,662	529,848
Oil & Gas Equipment & Services
Baker Hughes, Inc.	8,659	478,480
Oil & Gas Equipment & Services
Devon Energy Corp.	3,749	231,932
Oil & Gas Exploration & Production
Cimarex Energy Co.	1,683	176,606
Oil & Gas Exploration & Production
Encana Corp. (d)	8,047	145,240
Oil & Gas Exploration & Production
Ultra Petroleum Corp. (a) (d)	5,117	110,790
Oil & Gas Exploration & Production
Rowan Cos. PLC (a) (d)	1,392	49,203
Oil & Gas Drilling
Concho Resources, Inc. (a)	204	21,989
Oil & Gas Exploration & Production
		1,744,088

		Shares	Value
INFORMATION TECHNOLOGY — 8.4%
SOFTWARE & SERVICES — 6.5%
Oracle Corp.		17,795	$680,837
Systems Software
MasterCard, Inc., Class A		535	446,936
Data Processing & Outsourced Services
Broadridge Financial Solutions, Inc.		5,174	204,478
Data Processing & Outsourced Services
			1,332,251
TECHNOLOGY HARDWARE & EQUIPMENT — 1.9%
TE Connectivity, Ltd. (d)		6,797	374,561
Electronic Manufacturing Services
			1,706,812
HEALTH CARE — 8.3%
HEALTH CARE EQUIPMENT & SERVICES — 7.1%
UnitedHealth Group, Inc.		7,455	561,365
Managed Health Care
Omnicare, Inc.		4,720	284,923
Health Care Services
Laboratory Corp. of America Holdings (a)		2,524	230,645
Health Care Services
Quest Diagnostics, Inc.		4,115	220,296
Health Care Services
Varian Medical Systems, Inc. (a)		1,971	153,119
Health Care Equipment
			1,450,348
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.2%
Hospira, Inc. (a)		4,133	170,624
Pharmaceuticals
Bruker Corp. (a)		3,834	75,788
Life Sciences Tools & Services
			246,412
			1,696,760
TOTAL COMMON STOCKS — 69.6% (Cost $8,803,503)			14,233,257

		Par Value	Value
FIXED INCOME— 11.4%
GOVERNMENT AND AGENCY SECURITIES — 9.0%
U.S. GOVERNMENT NOTES — 8.3%
1.375%, due 07/15/18, Inflation Indexed	$539,886		585,144
1.25%, due 07/15/20, Inflation Indexed		533,830	571,115
2.125%, due 01/15/19, Inflation Indexed		216,900	242,216
1.00%, due 09/30/16		199,380	201,093
1.00%, due 01/15/14		99,690	99,721
			1,699,289
U.S. GOVERNMENT AGENCIES — 0.5%
Federal Home Loan Bank, 1.65%, due 07/18/19		29,550	28,366
Federal Home Loan Mortgage Corp., 2.25%, due 03/13/20		25,000	24,568
Federal National Mortgage Association, 1.25%, due 09/27/18		24,680	24,079
Federal National Mortgage Association, 1.125%, due 07/18/18		9,825	9,853
Federal National Mortgage Association, 1.00%, due 01/30/20		9,525	9,097
			95,963
CANADIAN GOVERNMENT BONDS — 0.2%
4.25%, due 12/01/21, Inflation Indexed	CAD	36,913	44,189
Total Government and Agency Securities (Cost $1,743,669)			1,839,441

CORPORATE BONDS — 2.3%
Kinetic Concepts, Inc., 10.50%, due 11/01/18		47,940	55,131
General Motors Co., 144A, 4.875%, due 10/02/23 (e)		41,400	41,917
Fifth & Pacific Cos., Inc., 10.50%, due 04/15/19		34,403	37,112
Credit Suisse Group AG, 144A, 7.50%, due 12/31/49 (e) (f)		30,000	31,688
Omnicare, Inc., 7.75%, due 06/01/20		28,464	31,524
General Motors Co., 144A, 3.50%, due 10/02/18 (e)		29,525	30,189
The William Carter Co., 144A, 5.25%, due 08/15/21 (e)		28,002	28,422
Denbury Resources, Inc., 8.25%, due 02/15/20		21,771	23,975
Triumph Group, Inc., 8.625%, due 07/15/18		21,000	22,680
Delphi Corp., 5.875%, due 05/15/19		20,943	22,147
Kinetic Concepts, Inc., 12.50%, due 11/01/19		14,360	16,155
The Manitowoc Co., Inc., 8.50%, due 11/01/20		12,825	14,556
Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21 (e)		12,000	11,850
GLP Capital , LP / GLP Financing II, Inc., 144A, 5.375%, due 11/01/23 (e)		12,000	11,790
Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20 (e)		9,605	10,421
Howard Hughes Corp., 144A, 6.875%, due 10/01/21 (e)		10,000	10,400
GLP Capital , LP / GLP Financing II, Inc., 144A, 4.875%, due 11/01/20 (e)		10,000	10,000

	Par Value	Value
Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21 (e)	$9,970	$9,746
Health Net, Inc., 6.375%, due 06/01/17	8,680	9,353
Concho Resources, Inc., 5.50%, due 10/01/22	6,980	7,207
Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20 (e)	4,990	5,427
Scotiabank Peru SA, 144A, 4.50%, due 12/13/27 (e) (f)	6,000	5,250
GLP Capital, LP / GLP Financing II, Inc., 144A, 4.375%, due 11/01/18 (e)	5,000	5,113
Walter Energy, Inc., 9.875%, due 12/15/20	5,390	4,662
Walter Energy, Inc., 8.50%, due 04/15/21	5,000	4,163
Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23 (e)	3,000	3,128
Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18 (e)	2,000	2,170
Quiksilver, Inc. / QS Wholesale, Inc., 10.00%, due 08/01/20	1,000	1,130
Post Holdings, Inc., 7.375%, due 02/15/22	1,000	1,070
Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21 (e)	1,000	1,035
Foot Locker, Inc., 8.50%, due 01/15/22 (b)	395	456
CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20 (e)	250	266
Hologic, Inc., 6.25%, due 08/01/20	250	264
Tempur Sealy International, Inc., 6.875%, due 12/15/20	100	109
Total Corporate Bonds (Cost $458,563)		470,506
ASSET BACKED SECURITIES — 0.1%
Cabela’s Master Credit Card Trust,.144A, 0.717%, due 10/15/19 (e) (f) (Cost $11,450)	11,450	11,505
CONVERTIBLE BOND — 0.0%(g)
Live Nation Entertainment, Inc., 2.875%, due 07/15/27 (Cost $834)	828	840
TOTAL FIXED INCOME — 11.4% (Cost $2,214,516)		2,322,292

SHORT TERM INVESTMENTS— 19.1%
COMMERCIAL PAPER — 13.5%
Toyota Motor Credit Corp., 0.07% - 0.18%, due 01/10/14 - 03/27/14 (h)	725,000	724,904
MetLife, Inc., 144A, 0.10% - 0.15%, due 01/14/14 - 05/05/14 (e) (h)	600,277	600,161
Chevron Corp., 144A, 0.07% - 0.08%, due 01/03/14 - 02/21/14 (e) (h)	300,000	299,986
Shell International Finance BV, 144A, 0.06% - 0.07%, due 01/21/14 - 02/05/14 (e) (h)	270,000	269,988
General Mills Inc., 144A, 0.13% - 0.30%, due 01/02/14 - 01/17/14 (e) (h)	175,000	174,993
J.P. Morgan Securities LLC, 0.28% - 0.33%, due 06/16/14 - 08/01/14 (h)	175,000	174,706
Wal-mart Stores, Inc., 144A, 0.05% - 0.06%, due 02/10/14 - 02/25/14 (e) (h)	160,000	159,988
American Honda Finance Corp., 0.07% - 0.09%, due 01/07/14 - 02/19/14 (h)	131,000	130,996
Wellpoint, Inc., 144A, 0.33% - 0.36%, due 01/09/14 - 01/15/14 (e) (h)	100,000	99,990
BMW US Capital LLC, 144A, 0.09%, due 01/16/14 - 01/31/14 (e) (h)	35,500	35,498
BP Capital Markets PLC, 144A, 0.07%, due 01/02/14 (e) (h)	32,000	32,000
Medtronic, Inc.,144A, 0.07%, due 02/04/14 (e) (h)	30,000	29,998
J.P. Morgan Securities LLC, 144A, 0.18% - 0.30%, due 05/27/14 - 06/19/14 (e) (h)	30,000	29,959
Total Commercial Paper (Cost $2,763,186)		2,763,167
REPURCHASE AGREEMENT — 2.8%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $573,258, collateralized by Federal Home Loan Bank Bonds, 0.500% - 2.750%, due 03/13/15 - 06/12/15, aggregate value plus accrued interest of $27,314, by a Federal Home Loan Mortgage Corp. Bond, 2.875%, due 02/09/15, value plus accrued interest of $67,600, by United States Treasury Notes, 0.250% - 4.125%, due 12/31/14 - 05/31/15, aggregate value plus accrued interest of $489,813 (Cost: $573,258)	573,258	573,258
CORPORATE BONDS — 2.1%
Capital One Financial Corp., 2.13%, due 07/15/14	75,095	75,690

	Par Value	Value
Citigroup, Inc., 5.00%, due 09/15/14	$53,700	$55,230
Capital One Financial Corp., 7.38%, due 05/23/14	46,941	48,150
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, due 10/01/14	45,459	46,811
Merrill Lynch & Co., Inc., 5.45%, due 07/15/14	43,637	44,770
MetLife, Inc., 2.38%, due 02/06/14	42,731	42,814
Shell International Finance BV, 144A, 0.07%, due 01/16/14 (e)	40,000	39,999
The Goldman Sachs Group, Inc., 6.00%, due 05/01/14	26,678	27,154
Anheuser-Busch InBev Worldwide, Inc., 1.50%, due 07/14/14	18,200	18,304
BP Capital Markets PLC, 3.63%, due 05/08/14	14,500	14,659
United Parcel Service, Inc., 3.88%, due 04/01/14	13,075	13,183
American International Group, Inc., 4.25%, due 09/15/14	7,345	7,529
International Lease Finance Corp., 5.65%, due 06/01/14	5,425	5,520
Total Corporate Bonds (Cost $439,924)		439,813
U.S. GOVERNMENT BILLS — 0.7%
United States Treasury Bills, 0.06%, due 03/27/14 (Cost $149,979)	150,000	149,977
TOTAL SHORT TERM INVESTMENTS — 19.1% (Cost $3,926,347)		3,926,215
TOTAL INVESTMENTS — 100.1% (Cost $14,944,366)		20,481,764
Liabilities In Excess of Other Assets — (0.1)%		(21,954)
NET ASSETS — 100.0%		$20,459,810

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	Sponsored American Depositary Receipt
(d)	Foreign domiciled corporation
(e)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(f)	Floating Rate Note. Rate shown is as of December 31, 2013.
(g)	Amount rounds to less than 0.1%.
(h)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

Key to Abbreviations:
CAD Canadian Dollar

OAKMARK GLOBAL FUND

Global Diversification —December 31, 2013 (Unaudited)

			% of Equity Investments
North America 44.5%
		United States	44.5%
Europe 41.0%
		Switzerland	20.6%
	*	Netherlands	8.3%
	*	Germany	5.4%
		United Kingdom	4.4%
	*	France	2.3%
Asia 12.0%
		Japan	12.0%
Australasia 2.5%
		Australia	2.5%

*                             Euro currency countries comprise 16.0% of equity investments.

Oakmark Global Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 98.5%
INFORMATION TECHNOLOGY — 21.6%
SOFTWARE & SERVICES — 9.4%
Oracle Corp. (United States)	4,379	$167,545
Systems Software
MasterCard, Inc., Class A (United States)	169	141,109
Data Processing & Outsourced Services
		308,654
TECHNOLOGY HARDWARE & EQUIPMENT — 8.2%
TE Connectivity, Ltd. (Switzerland)	2,088	115,048
Electronic Manufacturing Services
Canon, Inc. (Japan)	2,855	90,265
Office Electronics
Hirose Electric Co., Ltd. (Japan)	305	43,385
Electronic Components
Itron, Inc. (United States) (a)	551	22,836
Electronic Equipment & Instruments
		271,534
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.0%
Intel Corp. (United States)	2,548	66,136
Semiconductors
Applied Materials, Inc. (United States)	3,640	64,386
Semiconductor Equipment
		130,522
		710,710
INDUSTRIALS — 18.5%
CAPITAL GOODS — 9.0%
CNH Industrial N.V. (Netherlands) (a)	9,824	111,969
Construction & Farm Machinery & Heavy Trucks
Rheinmetall AG (Germany)	1,199	73,958
Industrial Conglomerates
Koninklijke Philips NV (Netherlands)	1,123	41,164
Industrial Conglomerates
Smiths Group PLC (UK)	1,448	35,490
Industrial Conglomerates
Travis Perkins PLC (UK)	1,084	33,604
Trading Companies & Distributors
		296,185
TRANSPORTATION — 8.3%
FedEx Corp. (United States)	824	118,481
Air Freight & Logistics
Union Pacific Corp. (United States)	542	91,005
Railroads
Kuehne + Nagel International AG (Switzerland)	477	62,669
Marine
		272,155
COMMERCIAL & PROFESSIONAL SERVICES — 1.2%
Adecco SA (Switzerland)	527	41,677
Human Resource & Employment Services
		610,017
FINANCIALS — 16.8%
DIVERSIFIED FINANCIALS — 16.8%
Credit Suisse Group (Switzerland)	5,229	159,838
Diversified Capital Markets
Julius Baer Group, Ltd. (Switzerland)	2,854	137,080
Asset Management & Custody Banks
Bank of America Corp. (United States)	5,908	91,992
Other Diversified Financial Services
Franklin Resources, Inc. (United States)	1,477	85,285
Asset Management & Custody Banks
Daiwa Securities Group, Inc. (Japan)	7,960	79,366
Investment Banking & Brokerage
		553,561
CONSUMER DISCRETIONARY — 12.3%
AUTOMOBILES & COMPONENTS — 10.6%
General Motors Co. (United States) (a)	3,056	124,903
Automobile Manufacturers
Daimler AG (Germany)	1,165	100,827
Automobile Manufacturers
Toyota Motor Corp. (Japan)	1,066	64,980
Automobile Manufacturers
Yamaha Motor Co., Ltd. (Japan)	3,909	58,538
Motorcycle Manufacturers
		349,248
MEDIA — 1.7%
Live Nation Entertainment, Inc. (United States) (a)	2,752	54,384
Movies & Entertainment
		403,632
ENERGY — 8.7%
National Oilwell Varco, Inc. (United States)	1,120	89,058
Oil & Gas Equipment & Services
Fugro NV (Netherlands)	1,405	83,746
Oil & Gas Equipment & Services
Devon Energy Corp. (United States)	965	59,717
Oil & Gas Exploration & Production
Cimarex Energy Co. (United States)	509	53,354
Oil & Gas Exploration & Production
		285,875
MATERIALS — 7.9%
Holcim, Ltd. (Switzerland)	1,249	93,445
Construction Materials
Incitec Pivot, Ltd. (Australia)	34,508	82,577
Diversified Chemicals
Kansai Paint Co., Ltd. (Japan)	3,474	51,294
Specialty Chemicals
Akzo Nobel NV (Netherlands)	428	33,142
Specialty Chemicals
		260,458

	Shares	Value
HEALTH CARE — 6.4%
HEALTH CARE EQUIPMENT & SERVICES — 6.4%
Tenet Healthcare Corp. (United States) (a)	1,958	$82,491
Health Care Facilities
Laboratory Corp. of America Holdings (United States) (a)	711	64,992
Health Care Services
Health Net, Inc. (United States) (a)	2,155	63,924
Managed Health Care
		211,407
CONSUMER STAPLES — 6.3%
FOOD, BEVERAGE & TOBACCO — 6.3%
Diageo PLC (UK)	2,258	74,786
Distillers & Vintners
Danone SA (France)	1,017	73,229
Packaged Foods & Meats
Nestle SA (Switzerland)	808	59,147
Packaged Foods & Meats
		207,162
TOTAL COMMON STOCKS — 98.5% (Cost $2,468,117)		3,242,822

	Par Value	Value
SHORT TERM INVESTMENT— 1.4%
REPURCHASE AGREEMENT — 1.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $46,488, collateralized by a United States Treasury Note, 0.375%, due 06/30/15, value plus accrued interest of $47,419 (Cost: $46,488)	$46,488	46,488
TOTAL SHORT TERM INVESTMENTS — 1.4% (Cost $46,488)		46,488
TOTAL INVESTMENTS — 99.9% (Cost $2,514,605)		3,289,310
Other Assets In Excess of Liabilities — 0.1%		3,188
TOTAL NET ASSETS — 100.0%		$3,292,498

(a)         Non-income producing security

OAKMARK GLOBAL SELECT FUND

Global Diversification —December 31, 2013 (Unaudited)

			% of Equity Investments
North America 48.2%
		United States	48.2%
Europe 41.7%
		Switzerland	19.3%
	*	Netherlands	5.9%
	*	France	5.7%
	*	Germany	5.5%
		United Kingdom	5.3%
Asia 10.1%
		Japan	10.1%

*                             Euro currency countries comprise 17.1% of equity investments.

Oakmark Global Select Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.9%
FINANCIALS — 27.8%
DIVERSIFIED FINANCIALS — 23.3%
Credit Suisse Group (Switzerland)	2,332	$71,285
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	7,016	69,953
Investment Banking & Brokerage
Bank of America Corp. (United States)	4,400	68,508
Other Diversified Financial Services
JPMorgan Chase & Co. (United States)	1,165	68,129
Other Diversified Financial Services
Capital One Financial Corp. (United States)	870	66,651
Consumer Finance
		344,526
INSURANCE — 4.5%
American International Group, Inc. (United States)	1,315	67,131
Multi-line Insurance
		411,657
CONSUMER DISCRETIONARY — 19.7%
CONSUMER DURABLES & APPAREL — 5.3%
Kering (France)	376	79,520
Apparel, Accessories & Luxury Goods
AUTOMOBILES & COMPONENTS — 5.3%
Daimler AG (Germany)	903	78,095
Automobile Manufacturers
MEDIA — 4.6%
DIRECTV (United States) (a)	980	67,708
Cable & Satellite
RETAILING — 4.5%
Liberty Interactive Corp., Class A (United States) (a)	2,290	67,211
Catalog Retail
		292,534
INDUSTRIALS — 19.0%
TRANSPORTATION — 9.3%
Kuehne + Nagel International AG (Switzerland)	549	72,107
Marine
FedEx Corp. (United States)	459	65,990
Air Freight & Logistics
		138,097
CAPITAL GOODS — 5.6%
CNH Industrial N.V. (Netherlands) (a)	7,271	82,875
Construction & Farm Machinery & Heavy Trucks
COMMERCIAL & PROFESSIONAL SERVICES — 4.1%
Adecco SA (Switzerland)	758	60,023
Human Resource & Employment Services
		280,995
INFORMATION TECHNOLOGY — 18.8%
TECHNOLOGY HARDWARE & EQUIPMENT — 9.4%
Canon, Inc. (Japan)	2,283	72,181
Office Electronics
TE Connectivity, Ltd. (Switzerland)	1,234	68,000
Electronic Manufacturing Services
		140,181
SOFTWARE & SERVICES — 4.7%
Oracle Corp. (United States)	1,830	70,016
Systems Software
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 4.7%
Intel Corp. (United States)	2,662	69,106
Semiconductors
		279,303
CONSUMER STAPLES — 5.1%
FOOD, BEVERAGE & TOBACCO — 5.1%
Diageo PLC (UK)	2,272	75,256
Distillers & Vintners
HEALTH CARE — 4.5%
HEALTH CARE EQUIPMENT & SERVICES — 4.5%
Medtronic, Inc. (United States)	1,167	66,974
Health Care Equipment
TOTAL COMMON STOCKS — 94.9% (Cost $1,103,172)		1,406,719

	Par Value	Value
SHORT TERM INVESTMENTS— 5.1%
REPURCHASE AGREEMENT — 5.1%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $75,464, collateralized by Federal National Mortgage Association Bonds, 0.400% - 0.500%, due 07/30/15 - 09/28/15, aggregate value plus accrued interest of $31,333, by a United States Treasury Note, 1.875%, due 06/30/15, value plus accrued interest of $45,643 (Cost: $75,464)	$75,464	75,464
TOTAL SHORT TERM INVESTMENTS — 5.1% (Cost $75,464)		75,464
TOTAL INVESTMENTS — 100.0% (Cost $1,178,636)		1,482,183
Other Assets In Excess of Liabilities — 0.0%(b)		385
TOTAL NET ASSETS — 100.0%		$1,482,568

(a)                       Non-income producing security

(b)                       Amount rounds to less than 0.1%.

OAKMARK INTERNATIONAL FUND

Global Diversification —December 31, 2013 (Unaudited)

			% of Equity Investments
Europe 79.4%
		Switzerland	18.2%
		United Kingdom	15.8%
	*	France	15.1%
	*	Germany	12.1%
	*	Netherlands	7.9%
		Sweden	4.3%
	*	Italy	3.8%
	*	Ireland	2.2%
Asia 13.5%
		Japan	12.4%
		South Korea	1.1%
Australasia 4.8%
		Australia	4.8%
North America 1.2%
		Canada	1.2%
Middle East 1.1%
		Israel	1.1%

*	Euro currency countries comprise 41.1% of equity investments.

Oakmark International Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 94.8%
FINANCIALS — 25.6%
BANKS — 9.1%
Intesa Sanpaolo SPA (Italy)	413,903	$1,021,515
Diversified Banks
BNP Paribas SA (France)	11,262	877,709
Diversified Banks
Lloyds Banking Group PLC (UK) (a)	506,973	662,215
Diversified Banks
		2,561,439
DIVERSIFIED FINANCIALS — 8.8%
Credit Suisse Group (Switzerland)	46,773	1,429,843
Diversified Capital Markets
Daiwa Securities Group, Inc. (Japan)	61,590	614,087
Investment Banking & Brokerage
Schroders PLC (UK)	10,364	445,892
Asset Management & Custody Banks
Schroders PLC, Non-Voting (UK)	31	1,047
Asset Management & Custody Banks
		2,490,869
INSURANCE — 7.7%
Allianz SE (Germany)	5,612	1,006,357
Multi-line Insurance
AMP, Ltd. (Australia)	147,262	577,241
Life & Health Insurance
Willis Group Holdings PLC (UK) (b)	12,786	572,950
Insurance Brokers
		2,156,548
		7,208,856
CONSUMER DISCRETIONARY — 21.9%
AUTOMOBILES & COMPONENTS — 10.5%
Daimler AG (Germany)	10,164	879,523
Automobile Manufacturers
Toyota Motor Corp. (Japan)	11,601	707,242
Automobile Manufacturers
Bayerische Motoren Werke (BMW) AG (Germany)	5,684	666,329
Automobile Manufacturers
Honda Motor Co., Ltd. (Japan)	12,413	510,398
Automobile Manufacturers
Continental AG (Germany)	903	198,082
Auto Parts & Equipment
		2,961,574
CONSUMER DURABLES & APPAREL — 7.4%
Kering (France)	3,357	709,675
Apparel, Accessories & Luxury Goods
Cie Financiere Richemont SA (Switzerland)	6,181	615,254
Apparel, Accessories & Luxury Goods
LVMH Moet Hennessy Louis Vuitton SA (France)	2,936	535,542
Apparel, Accessories & Luxury Goods
Christian Dior SA (France)	1,098	207,514
Apparel, Accessories & Luxury Goods
		2,067,985
MEDIA — 2.4%
Thomson Reuters Corp. (Canada)	8,683	328,339
Publishing
Publicis Groupe SA (France)	2,881	263,629
Advertising
WPP PLC (UK)	4,164	95,154
Advertising
		687,122
RETAILING — 1.6%
Hennes & Mauritz AB (H&M) - Class B (Sweden)	7,582	349,181
Apparel Retail
Signet Jewelers, Ltd. (UK)	1,358	106,898
Specialty Stores
		456,079
		6,172,760
INDUSTRIALS — 15.0%
CAPITAL GOODS — 9.0%
CNH Industrial N.V. (Netherlands) (a)	67,013	763,788
Construction & Farm Machinery & Heavy Trucks
SKF AB (Sweden)	16,476	432,140
Industrial Machinery
Smiths Group PLC (UK)	16,898	414,142
Industrial Conglomerates
Koninklijke Philips NV (Netherlands)	10,653	390,508
Industrial Conglomerates
Atlas Copco AB, Series B (Sweden)	14,716	373,388
Industrial Machinery
FANUC Corp. (Japan)	364	66,519
Industrial Machinery
Wolseley PLC (UK)	1,015	57,582
Trading Companies & Distributors
Geberit AG (Switzerland)	94	28,565
Building Products
Schindler Holding AG (Switzerland)	100	14,658
Industrial Machinery
		2,541,290
COMMERCIAL & PROFESSIONAL SERVICES — 3.9%
Experian Group, Ltd. (Ireland)	32,221	594,385
Research & Consulting Services
Adecco SA (Switzerland)	4,815	381,037
Human Resource & Employment Services
Meitec Corp. (Japan) (b)	2,625	70,990
Research & Consulting Services
Secom Co., Ltd. (Japan)	952	57,313
Security & Alarm Services
		1,103,725

	Shares	Value
TRANSPORTATION — 2.1%
Kuehne + Nagel International AG (Switzerland)	4,341	$569,833
Marine
		4,214,848
CONSUMER STAPLES — 13.3%
FOOD, BEVERAGE & TOBACCO — 10.0%
Diageo PLC (UK)	20,498	678,863
Distillers & Vintners
Pernod Ricard SA (France)	5,417	617,102
Distillers & Vintners
Danone SA (France)	8,340	600,256
Packaged Foods & Meats
Nestle SA (Switzerland)	7,482	547,714
Packaged Foods & Meats
Heineken Holdings NV (Netherlands)	6,030	381,454
Brewers
		2,825,389
FOOD & STAPLES RETAILING — 3.3%
Tesco PLC (UK)	115,558	639,804
Food Retail
Koninklijke Ahold NV (Netherlands)	16,450	295,323
Food Retail
		935,127
		3,760,516
MATERIALS — 7.0%
Holcim, Ltd. (Switzerland)	9,453	707,353
Construction Materials
Orica, Ltd. (Australia) (b)	33,070	704,547
Commodity Chemicals
Akzo Nobel NV (Netherlands)	3,663	283,875
Specialty Chemicals
Givaudan SA (Switzerland)	191	273,095
Specialty Chemicals
		1,968,870
INFORMATION TECHNOLOGY — 6.6%
TECHNOLOGY HARDWARE & EQUIPMENT — 2.9%
Canon, Inc. (Japan)	25,054	792,234
Office Electronics
OMRON Corp. (Japan)	574	25,313
Electronic Components
		817,547
SOFTWARE & SERVICES — 2.7%
SAP AG (Germany)	5,655	484,720
Application Software
Check Point Software Technologies, Ltd. (Israel) (a)	4,326	279,109
Systems Software
		763,829
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.0%
Samsung Electronics Co., Ltd. (South Korea)	220	286,139
Semiconductors
		1,867,515
HEALTH CARE — 5.4%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 3.7%
GlaxoSmithKline PLC (UK)	20,124	537,030
Pharmaceuticals
Novartis AG (Switzerland)	3,436	274,240
Pharmaceuticals
Sanofi (France)	2,126	225,566
Pharmaceuticals
		1,036,836
HEALTH CARE EQUIPMENT & SERVICES — 1.7%
Olympus Corp. (Japan) (a)	14,986	473,884
Health Care Equipment
		1,510,720
TOTAL COMMON STOCKS — 94.8% (Cost $21,830,713)		26,704,085

	Par Value	Value
SHORT TERM INVESTMENTS— 5.1%
REPURCHASE AGREEMENT — 3.3%

Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $932,192, collateralized by a Federal National Mortgage Association Bond, 1.500%, due 09/08/14, value plus accrued interest of $100,361, by a Freddie Mac Discount Note, 0.000%, due 12/02/14, value plus accrued interest of $122,686, by a United States Treasury Bill, 0.000%, due 11/13/14, value plus accrued interest of $149,850, by a United States Treasury Bond, 4.250%, due 11/15/14, value plus accrued interest of $249,790, by United States Treasury Notes, 0.250% - 2.375%, due 08/31/14, aggregate value plus accrued interest of $328,148 (Cost: $932,192)

	$932,192	932,192
U.S. GOVERNMENT BILLS — 1.1%
United States Treasury Bills, 0.06%, due 02/06/14 - 03/27/14 (Cost $299,971)	300,000	299,970

	Par Value	Value
COMMERCIAL PAPER — 0.7%
J.P. Morgan Securities LLC, 144A, 0.28% - 0.33%, due 06/19/14 - 07/17/14 (c) (d) (Cost $199,705)	$200,000	$199,688
TOTAL SHORT TERM INVESTMENTS — 5.1% (Cost $1,431,868)		1,431,850
TOTAL INVESTMENTS — 99.9% (Cost $23,262,581)		28,135,935
Other Assets In Excess of Liabilities — 0.1%		36,323
TOTAL NET ASSETS — 100.0%		$28,172,258

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.
(c)	See Note 1 in the Notes to Schedules of Investments regarding restricted securities. These securities may be resold subject to restrictions on resale under federal securities law.
(d)	The rate shown represents the annualized yield at the time of purchase; not a coupon rate.

OAKMARK INTERNATIONAL SMALL CAP FUND

Global Diversification —December 31, 2013 (Unaudited)

			% of Equity Investments
Europe 63.0%
		Switzerland	16.2%
		United Kingdom	15.4%
	*	France	8.8%
	*	Italy	6.1%
	*	Germany	5.9%
		Norway	2.8%
	*	Netherlands	2.8%
	*	Finland	2.1%
		Denmark	2.0%
	*	Greece	0.8%
		Sweden	0.1%
Asia 21.1%
		Japan	14.1%
		South Korea	5.1%
		Hong Kong	1.9%
Australasia 11.1%
		Australia	9.9%
		New Zealand	1.2%
Middle East 1.8%
		Israel	1.8%
North America 1.8%
		United States	1.4%
		Canada	0.4%
Latin America 1.2%
		Brazil	1.2%

*          Euro currency countries comprise 26.5% of equity investments.

Oakmark International Small Cap Fund	December 31, 2013 (Unaudited)
Schedule of Investments (in thousands)

	Shares	Value
COMMON STOCKS— 93.2%
INDUSTRIALS — 31.5%
CAPITAL GOODS — 17.9%
Morgan Advanced Materials PLC (UK)	11,089	$58,411
Industrial Machinery
Rheinmetall AG (Germany)	943	58,152
Industrial Conglomerates
Konecranes OYJ (Finland)	1,395	49,610
Industrial Machinery
Saft Groupe SA (France) (b)	1,340	46,102
Electrical Components & Equipment
Sulzer AG (Switzerland)	271	43,684
Industrial Machinery
MTU Aero Engines AG (Germany)	389	38,155
Aerospace & Defense
Travis Perkins PLC (UK)	1,203	37,305
Trading Companies & Distributors
Interpump Group SpA (Italy)	2,899	34,775
Industrial Machinery
Bucher Industries AG (Switzerland)	118	34,208
Construction & Farm Machinery & Heavy Trucks
Prysmian SpA (Italy)	1,305	33,582
Electrical Components & Equipment
Wajax Corp. (Canada)	263	9,015
Trading Companies & Distributors
NORMA Group SE (Germany)	181	8,987
Industrial Machinery
		451,986
COMMERCIAL & PROFESSIONAL SERVICES — 8.2%
Kaba Holding AG (Switzerland)	154	75,032
Security & Alarm Services
Michael Page International PLC (UK)	6,365	51,432
Human Resource & Employment Services
gategroup Holding AG (Switzerland) (a) (b)	1,640	44,493
Diversified Support Services
SThree PLC (UK)	3,327	19,904
Human Resource & Employment Services
Randstad Holding N.V. (Netherlands)	188	12,181
Human Resource & Employment Services
Cision AB (Sweden)	628	3,348
Research & Consulting Services
		206,390
TRANSPORTATION — 5.4%
DSV AS (Denmark)	1,408	46,177
Trucking
Panalpina Welttransport Holding AG (Switzerland)	225	37,722
Air Freight & Logistics
Freightways, Ltd. (New Zealand)	7,133	27,689
Air Freight & Logistics
BBA Aviation PLC (UK)	4,938	26,214
Airport Services
		137,802
		796,178
INFORMATION TECHNOLOGY — 16.1%
SOFTWARE & SERVICES — 10.5%
Atea ASA (Norway) (b)	6,730	66,293
IT Consulting & Other Services
Altran Technologies SA (France) (a)	6,932	60,781
IT Consulting & Other Services
Alten, Ltd. (France)	1,112	50,470
IT Consulting & Other Services
Capcom Co., Ltd. (Japan)	2,319	41,549
Home Entertainment Software
Totvs SA (Brazil)	1,748	27,390
Systems Software
Oracle Corp. Japan (Japan)	361	13,181
Systems Software
Square Enix Holdings Co., Ltd. (Japan)	337	5,883
Home Entertainment Software
		265,547
TECHNOLOGY HARDWARE & EQUIPMENT — 5.6%
Premier Farnell PLC (UK)	17,720	65,172
Technology Distributors
Orbotech, Ltd. (Israel) (a) (b)	3,155	42,653
Electronic Equipment & Instruments
Hirose Electric Co., Ltd. (Japan)	239	34,040
Electronic Components
		141,865
		407,412
CONSUMER DISCRETIONARY — 12.7%
AUTOMOBILES & COMPONENTS — 5.4%
Nifco, Inc. (Japan)	2,075	54,905
Auto Parts & Equipment
Yamaha Motor Co., Ltd. (Japan)	3,194	47,822
Motorcycle Manufacturers
Autoliv, Inc. (United States)	364	33,406
Auto Parts & Equipment
Takata Corp. (Japan)	32	911
Auto Parts & Equipment
		137,044
RETAILING — 5.0%
Myer Holdings, Ltd. (Australia)	22,385	54,965
Department Stores
Hengdeli Holdings, Ltd. (Hong Kong)	192,632	45,461
Specialty Stores
Carpetright PLC (UK) (a)	3,168	26,389
Home Improvement Retail
		126,815

	Shares	Value
MEDIA — 1.3%
Asatsu-DK, Inc. (Japan)	1,405	$32,875
Advertising
CONSUMER DURABLES & APPAREL — 1.0%
Vitec Group PLC (UK) (b)	2,213	23,418
Photographic Products
		320,152
FINANCIALS — 12.3%
DIVERSIFIED FINANCIALS — 5.4%
Julius Baer Group, Ltd. (Switzerland)	2,158	103,641
Asset Management & Custody Banks
MLP AG (Germany)	4,568	32,745
Asset Management & Custody Banks
		136,386
BANKS — 4.8%
DGB Financial Group, Inc. (South Korea)	3,975	62,152
Regional Banks
BS Financial Group, Inc. (South Korea)	3,851	58,380
Regional Banks
		120,532
REAL ESTATE — 2.1%
LSL Property Services PLC (UK) (b)	7,461	54,365
Real Estate Services
		311,283
CONSUMER STAPLES — 7.5%
FOOD, BEVERAGE & TOBACCO — 5.3%
Goodman Fielder, Ltd. (Australia) (b)	98,751	60,399
Packaged Foods & Meats
Treasury Wine Estates, Ltd. (Australia)	9,649	41,525
Distillers & Vintners
Davide Campari-Milano SPA (Italy)	3,806	31,837
Distillers & Vintners
		133,761
FOOD & STAPLES RETAILING — 2.2%
Sugi Holdings Co., Ltd. (Japan)	1,393	56,536
Drug Retail
		190,297
MATERIALS — 5.8%
Incitec Pivot, Ltd. (Australia)	25,381	60,735
Diversified Chemicals
Kansai Paint Co., Ltd. (Japan)	2,669	39,412
Specialty Chemicals
Sika AG (Switzerland)	6	22,786
Specialty Chemicals
Titan Cement Co. SA (Greece) (a)	703	19,149
Construction Materials
Nihon Parkerizing Co., Ltd. (Japan)	179	3,721
Specialty Chemicals
		145,803
ENERGY — 4.1%
Fugro NV (Netherlands)	904	53,849
Oil & Gas Equipment & Services
CGG (France) (a)	2,853	49,382
Oil & Gas Equipment & Services
		103,231
HEALTH CARE — 3.2%
HEALTH CARE EQUIPMENT & SERVICES — 2.4%
Amplifon S.p.A. (Italy)	7,610	42,273
Health Care Distributors
Primary Health Care, Ltd. (Australia)	3,892	17,203
Health Care Services
		59,476
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.8%
Tecan Group AG (Switzerland)	173	20,472
Life Sciences Tools & Services
		79,948
TOTAL COMMON STOCKS — 93.2% (Cost $1,953,192)		2,354,304

	Par Value	Value
SHORT TERM INVESTMENTS— 6.4%
REPURCHASE AGREEMENT — 6.4%
Fixed Income Clearing Corp. Repurchase Agreement, 0.00% dated 12/31/13 due 01/02/14, repurchase price $161,385, collateralized by United States Treasury Notes, 0.375% - 1.875%, due 06/30/15, aggregate value plus accrued interest of $164,614 (Cost: $161,385)	$161,385	161,385
TOTAL SHORT TERM INVESTMENTS — 6.4% (Cost $161,385)		161,385
TOTAL INVESTMENTS — 99.6% (Cost $2,114,577)		2,515,689
Other Assets In Excess of Liabilities — 0.4%		10,263
TOTAL NET ASSETS — 100.0%		$2,525,952

(a)	Non-income producing security
(b)	See Note 2 in the Notes to Schedules of Investments regarding investments in affiliated issuers.

THE OAKMARK FUNDS

Notes to Schedules of Investments (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

Harris Associates Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a Massachusetts business trust on February 1, 1991.  The Trust consists of the following series (each individually referred to as “a Fund” or collectively as “the Funds”): Oakmark Fund (“Oakmark”), Oakmark Select Fund (“Select”), Oakmark Equity and Income Fund (“Equity and Income”), Oakmark Global Fund (“Global”), Oakmark Global Select Fund (“Global Select”), Oakmark International Fund (“International”), and Oakmark International Small Cap Fund (“Int’l Small Cap”).  Each Fund, other than Select and Global Select, is diversified in accordance with the 1940 Act.

Security valuation —

The Funds’ share prices or net asset values (“NAVs”) are calculated as of the close of regular session trading (usually 4:00 pm Eastern time) on the New York Stock Exchange (“NYSE”) on any day on which the NYSE is open for trading.  Equity securities principally traded on securities exchanges in the United States and over-the-counter securities are valued at the last sales price or the official closing price on the day of valuation, or lacking any reported sales that day, at the most recent bid quotation.  Securities traded on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”), or lacking an NOCP, at the most recent bid quotation on the NASDAQ National Market.  Equity securities principally traded on securities exchanges outside the United States are valued, depending on local convention or regulation, at the last sales price, the last bid or asked price, the mean between the last bid and asked prices, or the official closing price, or are based on a pricing composite as of the close of the regular trading hours on the appropriate exchange or other designated time. Each long-term debt instrument is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. The pricing service may use standard inputs such as benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers, and reference data including market research publications.  For certain security types additional inputs may be used or some of the standard inputs may not be applicable.  Additionally, the pricing service monitors market indicators and industry and economic events, which may serve as a trigger to gather and possibly use additional market data. Each short-term debt instrument (i.e., debt instruments whose maturities or expiration dates at the time of acquisition are one year or less) or money market instrument maturing in 61 days or more from the date of valuation is valued at the latest bid quotation or an evaluated price provided by an independent pricing service. Each short-term instrument maturing in 60 days or less from the date of valuation is valued at amortized cost, which approximates market value. Options are valued at the last reported sales price on the day of valuation or, lacking any reported sale price on the valuation date, at the mean of the most recent bid and asked quotations or, if the mean is not available, at the most recent bid quotation.

Securities for which quotations are not readily available or securities that may have been affected by a significant event occurring between the close of a foreign market and the close of the NYSE are valued at fair value, determined by or under the direction of the pricing committee authorized by the Board of Trustees.  A significant event may include the performance of U.S. markets since the close of foreign markets.  The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign securities in order to adjust local closing prices for information or events that may occur between the close of certain foreign exchanges and the close of the NYSE.

Fair value measurement—

Various inputs are used in determining the value of each Fund’s investments. These inputs are prioritized into three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, and others)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from independent sources, and unobservable inputs reflect the Funds’ own assumptions based on the best information available.  The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

The Funds recognize transfers between level 1 and 2 at the end of the reporting cycle. At December 31, 2013 there were no transfers between levels.

The following is a summary of the inputs used as of December 31, 2013 in valuing each Fund’s assets and liabilities. Except for the industries or investment types separately stated below, the total amounts for common stocks, fixed-income and short-term investments in the table below are presented by industry or investment type in each Fund’s Schedule of Investments. Information on forward foreign currency contracts is presented by contract in the notes following the below summary:

(in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Oakmark
Common Stocks	$11,485,227	$0	$0
Short Term Investments	0	635,326	0
Total	$11,485,227	$635,326	$0
Select
Common Stocks	$4,187,562	$0	$0
Short Term Investments	0	287,064	0
Total	$4,187,562	$287,064	$0
Equity and Income
Common Stocks	$14,233,257	$0	$0
Government and Agency Securities	0	1,839,441	0
Corporate Bonds	0	470,506	0
Asset Backed Securities	0	11,505	0
Convertible Bonds	0	840	0
Short Term Investments	0	3,926,215	0
Total	$14,233,257	$6,248,507	$0
Global
Common Stocks	$3,242,822	$0	$0
Short Term Investments	0	46,488	0
Forward Foreign Currency Contracts - Assets	0	123	0
Forward Foreign Currency Contracts - Liabilities	0	(5,867)	0
Total	$3,242,822	$40,744	$0
Global Select
Common Stocks	$1,406,719	$0	$0
Short Term Investments	0	75,464	0
Forward Foreign Currency Contracts - Assets	0	27	0
Forward Foreign Currency Contracts - Liabilities	0	(1,995)	0
Total	$1,406,719	$73,496	$0
International
Common Stocks	$26,704,085	$0	$0
Short Term Investments	0	1,431,850	0
Forward Foreign Currency Contracts - Assets	0	2,664	0
Forward Foreign Currency Contracts - Liabilities	0	(52,545)	0
Total	$26,704,085	$1,381,969	$0
Int’l Small Cap
Common Stocks	$2,354,304	$0	$0
Short Term Investments	0	161,385	0
Forward Foreign Currency Contracts - Assets	0	1,036	0
Forward Foreign Currency Contracts - Liabilities	0	(3,787)	0
Total	$2,354,304	$158,634	$0

Foreign currency translations —

Certain Funds invest in foreign securities, which may involve a number of risk factors and special considerations not present with investments in securities of U.S. corporations. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at current exchange rates obtained by a recognized bank, dealer, or independent pricing service on the day of valuation.  Purchases and sales of investments and dividend and interest income are converted at the prevailing rate of exchange on the respective dates of such transactions.

Forward foreign currency contracts—

Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price.  The Funds’ transactions in forward foreign currency contracts are limited to transaction and portfolio hedging.  The contractual amounts of forward foreign currency contracts do not necessarily represent the amounts potentially subject to risk.  The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered and could exceed the net unrealized value shown in the tables below.  Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values.  Forward foreign currency contracts are valued at the current day’s interpolated foreign exchange rates.  Unrealized gain or loss on the contracts is measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the end of the period.

At December 31, 2013 Global, Global Select, International, and Int’l Small Cap held forward foreign currency contracts, which are considered derivative instruments, each of whose counterparty is State Street Bank and Trust Company (“State Street”), as follows (in thousands):

Global

	Contract Amount	Settlement Date	Valuation at 12/31/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Australian Dollar	28,600	09/17/14	$25,099	$72
Swiss Franc	168,800	03/19/14	189,358	(5,816)
			$214,457	$(5,744)

During the period ended December 31, 2013 the proceeds from forward foreign currency contracts opened for Global were $87,440 and the cost to close or settle contracts was $94,147 (in thousands).

Global Select

	Contract Amount	Settlement Date	Valuation at 12/31/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Sold:
Swiss Franc	60,550	03/19/14	$67,924	$(1,968)
			$67,924	$(1,968)

During the period ended December 31, 2013 the proceeds from forward foreign currency contracts opened for Global Select were $22,844 and the cost to close contracts was $8,163 (in thousands).

International

	Contract Amount	Settlement Date	Valuation at 12/31/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swedish Krona	350,000	06/18/14	$54,265	$884
			$54,265	$884
Foreign Currency Sold:
Australian Dollar	473,600	09/17/14	$415,626	$1,189
Swedish Krona	2,542,000	06/18/14	394,116	(5,230)
Swiss Franc	1,445,000	03/19/14	1,620,981	(46,724)
			$2,430,723	$(50,765)

During the period ended December 31, 2013 the proceeds from forward foreign currency contracts opened for International were $1,184,629 and the cost to close or settle contracts was $742,516 (in thousands).

Int’l Small Cap

	Contract Amount	Settlement Date	Valuation at 12/31/13	Unrealized Appreciation/ (Depreciation)
Foreign Currency Bought:
Swedish Krona	2,550	06/18/14	$395	$6
			$395	$6
Foreign Currency Sold:
Australian Dollar	82,200	09/17/14	$72,138	$206
Norwegian Krone	194,200	06/18/14	31,827	783
Swedish Krona	8,780	06/18/14	1,361	(17)
Swiss Franc	114,900	03/19/14	128,893	(3,729)
			$234,219	$(2,757)

During the period ended December 31, 2013 the proceeds from forward foreign currency contracts opened for Int’l Small Cap were $140,837 and the cost to close or settle contracts was $111,076 (in thousands).

Short sales —

Each Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or loss, unlimited in size, will be recognized upon the termination of the short sale.  At December 31, 2013 none of the Funds had short sales.

Repurchase agreements —

Each Fund may invest in repurchase agreements, which are short-term investments whereby the Fund acquires ownership of a debt security and the seller agrees to repurchase the security at a future date at a specified price.

The Funds’ custodian receives delivery of the underlying securities collateralizing repurchase agreements.  It is the Funds’ policy that the value of the collateral be at least equal to 102% of the repurchase price, including interest. Harris Associates L.P. (the “Adviser”) is responsible for determining that the value of the collateral is at all times at least equal to 102% of the repurchase price, including interest.  Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities.

Security lending —

Each Fund, except Oakmark, may lend its portfolio securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash, cash equivalents or U.S. Treasurys maintained on a current basis in an amount at least equal to the fair value of the securities loaned by the Fund. Collateral is marked to market and monitored daily. The Fund continues to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receives an additional return that may be in the form of a fixed fee or a percentage of the earnings on the collateral. The Fund has the right to call the loan and attempt to obtain the securities loaned at any time on notice of not more than five business days. In the event of bankruptcy or other default of the borrower, the Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights. In addition, there could be a decline in the value of the collateral or in the fair value of the securities loaned while the Fund seeks to enforce its rights thereto, and the Fund could experience subnormal levels of income or lack of access to income during that period.

At December 31, 2013 none of the Funds had securities on loan.

Restricted securities —

The following investments, the sales of which are subject to restrictions on resale under federal securities laws, have been valued in good faith according to the securities valuation procedures established by the Board of Trustees (as stated in the Security valuation section) since their acquisition dates.

At December 31, 2013 Equity and Income and International held the following restricted securities:

Equity and Income

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
$2,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/17/13	$104.2500	$101.6250	$2,085	0.01%
1,000	Activision Blizzard, Inc., 144A, 6.125%, due 09/15/23	09/12/13	104.2500	100.0000	1,043	0.01%

1,000	Activision Blizzard, Inc., 144A, 5.625%, due 09/15/21	09/12/13	103.5000	100.0000	1,035	0.01%
20,000	BMW US Capital LLC, 144A, 0.09%, due 01/16/14	12/17/13	99.9963	99.9925	19,999	0.10%
15,500	BMW US Capital LLC, 144A, 0.09%, due 01/31/14	12/19/13	99.9925	99.9893	15,499	0.08%
32,000	BP Capital Markets PLC, 144A, 0.07%, due 01/02/14	11/26/13	99.9998	99.9928	32,000	0.16%
11,450	Cabela’s Master Credit Card Trust,.144A, 0.717%, due 10/15/19	10/20/11	100.4783	100.0000	11,505	0.06%
50,000	Chevron Corp., 144A, 0.07%, due 01/03/14	11/19/13	99.9996	99.9913	50,000	0.24%
50,000	Chevron Corp., 144A, 0.07%, due 01/06/14	11/20/13	99.9990	99.9909	49,999	0.24%
50,000	Chevron Corp., 144A, 0.07%, due 01/08/14	11/19/13	99.9986	99.9903	49,999	0.24%
50,000	Chevron Corp., 144A, 0.08%, due 02/18/14	12/02/13	99.9893	99.9827	49,995	0.24%
50,000	Chevron Corp., 144A, 0.07%, due 02/21/14	12/06/13	99.9901	99.9850	49,995	0.24%
25,000	Chevron Corp., 144A, 0.07%, due 01/07/14	11/19/13	99.9988	99.9905	25,000	0.12%
25,000	Chevron Corp., 144A, 0.08%, due 02/14/14	12/03/13	99.9902	99.9838	24,998	0.12%
250	CNO Financial Group, Inc., 144A, 6.375%, due 10/01/20	09/20/12	106.5000	100.0000	266	0.00%*
30,000	Credit Suisse Group AG, 144A, 7.50%, due 12/31/49	12/04/13	105.6250	100.0000	31,688	0.15%
30,000	General Mills Inc., 144A, 0.13%, due 01/06/14	12/13/13	99.9982	99.9913	29,999	0.15%
30,000	General Mills Inc., 144A, 0.13%, due 01/09/14	12/12/13	99.9971	99.9899	29,999	0.15%
25,000	General Mills Inc., 144A, 0.14%, due 01/17/14	12/23/13	99.9938	99.9903	24,998	0.12%
20,000	General Mills Inc., 144A, 0.13%, due 01/02/14	12/23/13	99.9996	99.9924	20,000	0.10%
20,000	General Mills Inc., 144A, 0.17%, due 01/15/14	12/20/13	99.9934	99.9877	19,999	0.10%
20,000	General Mills Inc., 144A, 0.13%, due 01/17/14	12/17/13	99.9942	99.9888	19,999	0.10%
17,000	General Mills Inc., 144A, 0.30%, due 01/07/14	10/17/13	99.9950	99.9317	16,999	0.08%
8,000	General Mills Inc., 144A, 0.15%, due 01/13/14	12/18/13	99.9950	99.9892	8,000	0.04%
5,000	General Mills Inc., 144A, 0.13%,	12/13/13	99.9968	99.9899	5,000	0.02%

	due 01/10/14
29,525	General Motors Co., 144A, 3.50%, due 10/02/18	09/24/13	102.2500	100.0000	30,189	0.15%
34,400	General Motors Co., 144A, 4.875%, due 10/02/23	09/24/13	101.2500	100.0000	34,830	0.17%
5,000	General Motors Co., 144A, 4.875%, due 10/02/23	09/25/13	101.2500	99.0000	5,062	0.03%
2,000	General Motors Co., 144A, 4.875%, due 10/02/23	09/30/13	101.2500	97.5000	2,025	0.01%
10,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 5.375%, due 11/01/23	10/23/13	98.2500	100.0000	9,825	0.05%
2,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 5.375%, due 11/01/23	11/26/13	98.2500	98.2500	1,965	0.01%
10,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 4.875%, due 11/01/20	10/23/13	100.0000	100.0000	10,000	0.05%
5,000	GLP Capital, LP / GLP Financing II, Inc., 144A, 4.375%, due 11/01/18	10/23/13	102.2500	100.0000	5,113	0.03%
10,000	Howard Hughes Corp., 144A, 6.875%, due 10/01/21	09/27/13	104.0000	100.0000	10,400	0.05%
25,000	J.P. Morgan Securities LLC, 144A, 0.30%, due 06/19/14	12/19/13	99.8583	99.8492	24,965	0.12%
5,000	J.P. Morgan Securities LLC, 144A, 0.18%, due 05/27/14	12/27/13	99.8873	99.9245	4,994	0.03%
9,605	Live Nation Entertainment, Inc., 144A, 7.00%, due 09/01/20	08/15/12	108.5000	100.0000	10,421	0.05%
30,000	Medtronic, Inc.,144A, 0.07%, due 02/04/14	12/06/13	99.9934	99.9883	29,998	0.15%
75,000	MetLife, Inc., 144A, 0.10%, due 01/30/14	12/16/13	99.9919	99.9875	74,994	0.37%
52,277	MetLife, Inc., 144A, 0.13%, due 03/03/14	12/26/13	99.9740	99.9758	52,263	0.26%
50,000	MetLife, Inc., 144A, 0.11%, due 01/23/14	12/09/13	99.9933	99.9863	49,997	0.24%
50,000	MetLife, Inc., 144A, 0.11%, due 01/27/14	12/16/13	99.9921	99.9872	49,996	0.24%
50,000	MetLife, Inc., 144A, 0.11%, due 01/28/14	12/11/13	99.9918	99.9853	49,996	0.24%
50,000	MetLife, Inc., 144A, 0.10%, due 01/29/14	12/19/13	99.9922	99.9886	49,996	0.24%
50,000	MetLife, Inc., 144A, 0.14%, due 03/03/14	12/18/13	99.9740	99.9708	49,987	0.24%
50,000	MetLife, Inc., 144A, 0.14%, due	12/17/13	99.9660	99.9650	49,983	0.24%

	03/17/14
25,000	MetLife, Inc., 144A, 0.11%, due 01/24/14	12/09/13	99.9930	99.9859	24,998	0.12%
25,000	MetLife, Inc., 144A, 0.13%, due 03/10/14	12/11/13	99.9701	99.9679	24,992	0.12%
25,000	MetLife, Inc., 144A, 0.15%, due 03/18/14	12/23/13	99.9656	99.9646	24,991	0.12%
25,000	MetLife, Inc., 144A, 0.15%, due 03/19/14	12/23/13	99.9649	99.9642	24,991	0.12%
25,000	MetLife, Inc., 144A, 0.14%, due 03/24/14	12/12/13	99.9620	99.9603	24,990	0.12%
20,000	MetLife, Inc., 144A, 0.10%, due 01/14/14	12/17/13	99.9964	99.9922	19,999	0.10%
18,000	MetLife, Inc., 144A, 0.15%, due 05/05/14	12/31/13	99.9330	99.9479	17,988	0.09%
10,000	MetLife, Inc., 144A, 0.10%, due 01/16/14	12/17/13	99.9958	99.9917	10,000	0.05%
10,000	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	10/21/13	98.7500	100.0000	9,875	0.05%
2,000	Penn National Gaming, Inc., 144A, 5.875%, due 11/01/21	11/08/13	98.7500	99.0000	1,975	0.01%
2,000	Quiksilver, Inc. / QS Wholesale, Inc., 144A, 7.875%, due 08/01/18	07/11/13	108.5000	99.4830	2,170	0.01%
6,000	Scotiabank Peru SA, 144A, 4.50%, due 12/13/27	12/06/12	87.5000	100.0000	5,250	0.03%
2,725	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/27/12	108.7500	99.8750	2,964	0.01%
2,265	Serta Simmons Holdings LLC, 144A, 8.125%, due 10/01/20	09/26/12	108.7500	99.0000	2,463	0.01%
40,000	Shell International Finance BV, 144A, 0.07%, due 01/16/14	11/19/13	99.9971	99.9887	39,999	0.20%
75,000	Shell International Finance BV, 144A, 0.07%, due 01/21/14	11/20/13	99.9961	99.9879	74,997	0.37%
50,000	Shell International Finance BV, 144A, 0.07%, due 01/27/14	11/20/13	99.9949	99.9868	49,997	0.25%
25,000	Shell International Finance BV, 144A, 0.07%, due 01/22/14	11/21/13	99.9959	99.9879	24,999	0.12%
25,000	Shell International Finance BV, 144A, 0.07%, due 01/24/14	11/20/13	99.9955	99.9874	24,999	0.12%
25,000	Shell International Finance BV, 144A, 0.06%, due 02/03/14	12/03/13	99.9945	99.9897	24,999	0.12%
25,000	Shell International Finance BV, 144A, 0.06%, due 02/04/14	12/03/13	99.9943	99.9895	24,999	0.12%
25,000	Shell International Finance BV, 144A, 0.06%, due 02/05/14	12/03/13	99.9942	99.9893	24,999	0.12%

20,000	Shell International Finance BV, 144A, 0.07%, due 01/21/14	11/19/13	99.9961	99.9878	19,999	0.10%
6,820	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	97.7500	100.0000	6,667	0.03%
3,150	Six Flags Entertainment Corp., 144A, 5.25%, due 01/15/21	12/11/12	97.7500	101.0000	3,079	0.02%
80,000	Wal-mart Stores, Inc., 144A, 0.05%, due 02/10/14	12/31/13	99.9944	99.9943	79,996	0.39%
50,000	Wal-mart Stores, Inc., 144A, 0.06%, due 02/24/14	12/31/13	99.9910	99.9908	49,995	0.25%
30,000	Wal-mart Stores, Inc., 144A, 0.06%, due 02/25/14	12/31/13	99.9908	99.9907	29,997	0.15%
25,000	Wellpoint, Inc., 144A, 0.33%, due 01/09/14	10/10/13	99.9927	99.9166	24,998	0.12%
25,000	Wellpoint, Inc., 144A, 0.36%, due 01/10/14	10/11/13	99.9913	99.9115	24,998	0.12%
25,000	Wellpoint, Inc., 144A, 0.36%, due 01/14/14	10/15/13	99.9874	99.9115	24,997	0.12%
25,000	Wellpoint, Inc., 144A, 0.36%, due 01/15/14	10/15/13	99.9864	99.9106	24,997	0.12%
7,000	The William Carter Co., 144A, 5.25%, due 08/15/21	08/15/13	101.5000	101.0000	7,105	0.03%
7,000	The William Carter Co., 144A, 5.25%, due 08/15/21	09/10/13	101.5000	100.2500	7,105	0.03%
5,502	The William Carter Co., 144A, 5.25%, due 08/15/21	08/14/13	101.5000	101.2500	5,585	0.03%
5,000	The William Carter Co., 144A, 5.25%, due 08/15/21	08/13/13	101.5000	101.2500	5,075	0.03%
2,000	The William Carter Co., 144A, 5.25%, due 08/15/21	08/12/13	101.5000	101.3750	2,030	0.01%
1,400	The William Carter Co., 144A, 5.25%, due 08/15/21	08/26/13	101.5000	100.5000	1,421	0.01%
100	The William Carter Co., 144A, 5.25%, due 08/15/21	09/10/13	101.5000	100.0000	101	0.00%*
					$2,002,877	9.79%

International

Par Value (000)	Security Name	Acquisition Date	Carrying Value	Original Cost	Value (000)	Percentage of Net Assets
$100,000	J.P. Morgan Securities LLC, 144A, 0.28%, due 06/26/14	12/26/13	$99.8491	$99.8592	$99,849	0.35%
50,000	J.P. Morgan Securities LLC, 144A, 0.30%, due 06/19/14	12/19/13	99.8583	99.8492	49,929	0.18%
50,000	J.P. Morgan Securities LLC, 144A, 0.33%, due 07/17/14	12/19/13	99.8196	99.8142	49,910	0.18%
					$199,688	0.71%

* Amount rounds to less than 0.01%

2. INVESTMENTS IN AFFILIATED ISSUERS

Each of the companies listed below was considered to be an affiliate of a Fund because that Fund owned 5% or more of the company’s voting securities during all or part of the period ended December 31, 2013. Purchase and sale transactions and dividend and interest income earned during the period on these securities are set forth below (in thousands):

Schedule of Transactions with Affiliated Issuers

Equity and Income

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Interest Income	Value September 30, 2013	Value December 31, 2013
Foot Locker, Inc.	7,711	$0	$0	$1,542	0	261,705	$319,535
Foot Locker, Inc., 8.50%, due 01/15/22	395	458	0	0	6	0	456
Lear Corp.	4,424	0	0	752	0	316,601	358,183
TOTALS		$458	$0	$2,294	$6	$578,306	$678,174

Schedule of Transactions with Affiliated Issuers

International

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2013	Value December 31, 2013
Meitec Corp.	2,625	$0	$4,915	$1	80,693	$70,990
Orica, Ltd.	33,070	83,800	36,314	16,083	572,490	704,547
Willis Group Holdings PLC	12,786	12,458	0	3,580	541,829	572,950
TOTALS		$96,258	$41,229	$19,664	$1,195,012	$1,348,487

Schedule of Transactions with Affiliated Issuers

Int’l Small Cap

Affiliates	Shares Held	Purchases (Cost)	Sales (Proceeds)	Dividend Income	Value September 30, 2013	Value December 31, 2013
Atea ASA	6,730	$7,292	$0	$4,361	63,525	$66,293
Goodman Fielder, Ltd.	98,751	4,521	0	0	60,489	60,399
LSL Property Services PLC	7,461	10,699	0	0	44,805	54,365
Orbotech, Ltd. (a)	3,155	0	4,808	0	41,972	42,653
Saft Groupe SA	1,340	0	0	0	36,977	46,102
Vitec Group PLC	2,213	0	0	0	24,417	23,418
gategroup Holding AG (a)	1,640	0	0	0	41,984	44,493
TOTALS		$22,512	$4,808	$4,361	$314,169	$337,723

(a) Non-income producing security.

3. FEDERAL INCOME TAXES

At December 31, 2013 the cost of investments for federal income tax purposes and related composition of unrealized gains and losses for each Fund were as follows (in thousands):

Fund	Cost of Investments for Federal Income Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Oakmark	7,691,089	4,429,464	0	4,429,464
Select	2,673,743	1,807,752	(6,869)	1,800,883
Equity and Income	14,944,366	5,554,080	(16,682)	5,537,398
Global	2,534,037	779,781	(24,508)	755,273
Global Select	1,182,228	302,873	(2,918)	299,955
International	23,472,704	4,913,900	(250,669)	4,663,231
Int’l Small Cap	2,139,773	451,212	(75,296)	375,916

4.  SUBSEQUENT EVENTS

Management has evaluated the possibility of subsequent events existing in the Funds’ schedule of investments. Management has determined that there are no material events that would require disclosure in the Funds’ schedule of investments through the date of the publication of this report.

Item 2. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers have concluded, based on an evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(c)), the “Disclosure Controls”), within 90 days prior to the filing of this report, that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in this report is recorded, processed, summarized and reported, including ensuring that information required to be disclosed in this report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-3(d))) that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), attached hereto as Exhibits (a)(1) and (a)(2).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Harris Associates Investment Trust

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi L. Rowsell
Kristi L. Rowsell
Principal Executive Officer
Date:	February 19, 2014

By:	/s/ Thomas E. Herman
Thomas E. Herman
Principal Financial Officer
Date:	February 19, 2014